Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

15. Income Taxes

Income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 consist of the following:

	2010		2011		2012
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	￦	10,395	￦	4,878	￦	(16,761)
Foreign		(2,133)		159		(862)

		8,262		5,037		(17,623)

Current income taxes
Domestic		4,458		3,694		3,715
Foreign		12		70		4

		4,470		3,764		3,719

Deferred income taxes
Domestic		(263)		(11,726)		(1,135)
Foreign		—		—		—

		(263)		(11,726)		(1,135)

Total income tax expenses (benefit)	￦	4,207	￦	(7,962)	￦	2,584

Income taxes recognized directly in other comprehensive income for the year ended December 31, 2011 and 2012 are ￦130 million and ￦104 million respectively.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2011 and 2012 are as follows:

	2011		2012
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	￦	181	￦	342
Allowance for doubtful		421		660
Investments in subsidiaries and equity method investees		1,897		1,345
Depreciation and amortization		204		1,032
Deferred revenue		663		736
Provisions for severance benefits		100		80
Net operation loss carryforwards in subsidiaries		3,887		3,703
Foreign tax credit carryforwards		17,224		20,433
Tax credit carryforwards for research and human resource development		2,434		2,763
Others		164		133

Total deferred tax assets		27,175		31,227
Less: Valuation allowance		(14,531)		(19,712)

	￦	12,644	￦	11,515

Deferred tax liabilities
Accrued income	￦	78	￦	76
Depreciation and amortization		232		—
Investments in subsidiaries and equity method investees		426		347
Intangible assets		2,009		—
Unrealized foreign exchange gains		9		—
Others		37		—

Total deferred tax liabilities		2,791		423
Net deferred tax assets (liabilities)	￦	9,853	￦	11,092

Reported as
Current portion of deferred income tax assets	￦	3,062	￦	2,761
Non-current deferred income tax assets	￦	8,308	￦	8,331
Non-current deferred income tax liabilities	￦	1,517	￦	—

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. In particular, a significant portion of the tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. For the year ended December 31, 2010, full valuation allowance was provided for Gravity and certain subsidiaries. However, in 2011 and 2012, based on the level of historical taxable income and the future taxable income under the Company’s business plan over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that ￦7,937 million and ￦7,214 million, or 42% and 34%, of the deferred tax assets from tax credit carry forwards is realizable for Gravity, respectively.

As of December 31, 2012, Gravity Co., Ltd. in Korea recorded deferred income tax assets from temporary differences of ￦2,308 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of ￦19,163 million and ￦1,946 million, respectively, which expire from 2013 to 2017. Based on the Company’s historical and projected net and taxable income, the Company determined that it would be able to realize all deferred income tax assets from the temporary differences and ￦7,214 million, or 34%, of tax credits carryforwards, and recognized a valuation allowance of ￦13,900 million on the amount of available tax credit carryforwards at an effective rate expected to be incurred by Gravity. Gravity as a controlling company did not recognize the deferred income tax assets from outside basis difference amounting to ￦4,841 million on investment in subsidiaries since Gravity has no plan or intention to dispose of those entities in the foreseeable future. The deferred income tax liabilities from an outside basis difference amounting to ￦382 million on investment in subsidiary was also not recognized since Gravity is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

As of December 31, 2012, Gravity Entertainment Corp., the Company’s 100% owned subsidiary in Japan, had temporary differences of ￦245 million and available loss carryforwards of ￦445 million which expire from 2013 to 2019. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of ￦290 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

As of December 31, 2012, Gravity Interactive, Inc., the Company’s 100% owned subsidiary in U.S., had available loss carryforwards of ￦7,227 million for federal tax and ￦7,156 million for state tax, respectively, which expire from 2028 to 2032. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of ￦2,905 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

Statutory tax rate applicable to the Company is 24.2% for the years ended December 31, 2010 and 2011, while the statutory tax rate applicable to the Company for the year ended December 31, 2012 is 22%. In accordance with the revised Corporate Income Tax Law, statutory tax rate applicable to the Company is 24.2% until 2011 and 22% thereafter. Deferred taxes are measured using the enacted tax rate expected to apply at the time of reversal, which is 22% for the Company.

A reconciliation of income tax expense (benefit) from the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2010		2011		2012
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (2010, 2011: 24.2%, 2012: 22%)	￦	1,999	￦	1,219	￦	(3,877)
Income tax exemption		(67)		(5)		—
Foreign tax credit		(414)		(393)		(387)
Tax credit carryforwards for research and human resource development		(585)		(356)		(997)
Foreign tax differential		(234)		39		(350)
Expense not deductible for tax purpose		233		672		923
Change in statutory tax rate		(14)		—		—
Change in valuation allowances		(1,551)		(14,112)		5,181
Tax effect from consolidation of subsidiaries		—		—		(2,424)
Loss of control in subsidiaries		—		1,364		258
Effect of change in foreign currency exchange rate		124		(52)		266
Expiration of unused foreign tax credit and unused net operating loss carryforwards		4,430		3,635		4,054
Income tax penalties		133		—		—
Others		154		27		(63)

Total income tax expense (benefit)	￦	4,207	￦	(7,962)	￦	2,584

The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company’s policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the Company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the Company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the Company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

Based on the approach above, the Company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the Company believes that it is more likely than not that there will not be any unrecognized tax benefits.

In 2011, Gravity was subject to a tax examination by the National Tax Service of Korea for fiscal years 2006 through 2009. As a result of the tax examination, the Company recognized ￦133 million of income tax expense for penalties and ￦608 million of withholding taxes for transfer pricing adjustments that arose from the difference between the actual transaction price and the estimated arm’s length price. The ￦133 million of penalties was recorded as a component of the income tax provision, and the ￦608 million of withholding taxes due was recorded as a component of selling, general and administrative expenses for the year ended December 31, 2010. The National Tax Service of Korea is a Korean government agency responsible for tax collection and tax law enforcement.

Allowances for deferred income tax assets for the three years ended December 31, 2010, 2011 and 2012 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2010
Valuation allowance	￦	30,194	￦	1,551	￦	—	￦	28,643
2011
Valuation allowance		28,643		14,112		—		14,531
2012
Valuation allowance		14,531		—		5,181		19,712